Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Derivative Instruments
The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2021 and March 31, 2022, together with the fair value on each reporting date.

	As of March 31, 2021
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)

Interest rate derivatives	Rs.	3,155,410.2	Rs.	32,217.2	Rs.	33,894.0	Rs.	(1,676.8)
Forward rate agreements		20,887.8		270.0		64.1		205.9
Currency options		202,402.7		1,078.7		1,510.7		(432.0)
Currency swaps		237,081.5		8,126.4		4,940.8		3,185.6
Forward exchange contracts		4,964,726.6		42,714.4		41,470.4		1,244.0

Total	Rs.	8,580,508.8	Rs.	84,406.7	Rs.	81,880.0	Rs.	2,526.7

	As of March 31, 2022
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value

	(In millions)
Interest rate derivatives	Rs.	5,142,612.3	Rs.	28,564.1	Rs.	27,644.4	Rs.	919.7	US$	67,781.9	US$	12.1
Forward rate agreements		50,610.7		1,574.1		14.8		1,559.3		667.1		20.6
Currency options		434,371.3		1,845.1		2,439.5		(594.4)		5,725.2		(7.8)
Currency swaps		308,757.4		10,463.6		4,312.3		6,151.3		4,069.6		81.1
Forward exchange contracts		6,551,871.8		37,755.4		40,408.2		(2,652.8)		86,356.6		(35.0)

Total	Rs.	12,488,223.5	Rs.	80,202.3	Rs.	74,819.2	Rs.	5,383.1	US$	164,600.4	US$	71.0

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net– Derivatives for the years ended March 31,
	2020		2021		2022		2022

	(In millions)
Interest rate derivatives	Rs.	(2,572.2)	Rs.	773.9	Rs.	3,207.7	US$	42.3
Forward rate agreements		—		205.9		1,374.1		18.1
Currency options		585.5		1,191.1		167.3		2.2
Currency swaps		3,465.5		(3,309.2)		(1,682.0)		(22.2)
Forward exchange contracts		2,071.2		(2,114.7)		(1,645.1)		(21.7)

Total gains/(losses)	Rs.	3,550.0	Rs.	(3,253.0)	Rs.	1,422.0	US$	18.7

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2021
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset

	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount

	(In millions)
Financial assets

Derivative assets	Rs.	84,406.7	Rs.	—	Rs.	84,406.7	Rs.	55,002.7	Rs.	4,065.5	Rs.	25,338.5
Securities purchased under agreements to resell		270,060.0		—		270,060.0		—		270,060.0		—
Financial liabilities
Derivative liabilities	Rs.	81,880.0	Rs.	—	Rs.	81,880.0	Rs.	55,002.7	Rs.	4,816.3	Rs.	22,061.0
Securities sold under repurchase agreements		356,059.2		—		356,059.2		—		356,059.2		—
Long-term debt		90,200.0		—		90,200.0		—		90,200.0		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2022
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset

	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount

	(In millions)
Financial assets

Derivative assets	Rs.	80,202.3	Rs.	—	Rs.	80,202.3	Rs.	48,942.8	Rs.	8,022.9	Rs.	23,236.6	US$	306.3
Securities purchased under agreements to resell		373,053.3		—		373,053.3		—		373,053.3		—		—
Financial liabilities
Derivative liabilities	Rs.	74,819.2	Rs.	—	Rs.	74,819.2	Rs.	48,942.8	Rs.	1,697.2	Rs.	24,179.2	US$	318.7
Securities sold under repurchase agreements		151,844.9		—		151,844.9		—		151,844.9		—		—
Long Term debt		90,200.0		—		90,200.0		—		90,200.0		—		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Schedule of Guarantor Obligations
Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2021		2022		2022

	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	334,040.8	Rs.	422,406.2	US$	5,567.5
Performance guarantees		421,162.2		417,227.2		5,499.2
Documentary credits		376,536.2		615,639.6		8,114.4

Total	Rs.	1,131,739.2	Rs.	1,455,273.0	US$	19,181.1

Estimated fair value:
Guarantees	Rs.	(5,500.7)	Rs.	(5,760.7)	US$	(75.9)
Documentary credits		(543.4)		(822.8)		(10.8)

Total	Rs.	(6,044.1)	Rs.	(6,583.5)	US$	(86.7)

Summary of allowance for Credit Losses on Off-Balance sheet credit exposures and undrawn commitments
The allowance for credit losses included in accrued expenses and other liabilities on
Off-Balance
sheet credit exposures and undrawn commitments is as follows:

	As of March 31,
	2021		2022		2022

			(In millions)
Allowance for credit losses, beginning of the period	Rs.	3,226.8	Rs.	5,581.5	US$	73.6
Impact of Adoption of ASC 326		2,296.6		—		—
Provision for credit exposures		58.1		506.1		6.7

Allowance for credit losses, end of the period	Rs.	5,581.5	Rs.	6,087.6	US$	80.3